UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04447
                                                     ---------

                             Brandywine Fund, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)


                               3711 Kennett Pike
                           Greenville, Delaware 19807
                              --------------------
              (Address of principal executive offices) (Zip code)


                              William F. D'Alonzo
                               3711 Kennett Pike
                             Greenville, DE  19807
                               ------------------
                    (Name and address of agent for service)


                                 (302) 656-3017
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: SEPTEMBER 30
                         ----------------


Date of reporting period: DECEMBER 31, 2004
                          -----------------




Item 1. Schedule of Investments.

                             BRANDYWINE FUND, INC.
                             SHEDULE OF INVESTMENTS
                               December 31, 2004
                                  (Unaudited)


   SHARES OR
   PRINCIPAL
    AMOUNT                                                         VALUE
   ---------                                                       -----

COMMON STOCKS - 98.7% (A)<F2>

               APPAREL & SHOE RETAILERS - 1.5%
    99,600     bebe stores, inc.                             $    2,687,208
    99,200     Children's Place Retail Stores, Inc.*<F1>          3,673,376
    61,900     Deckers Outdoor Corp.*<F1>                         2,908,681
   350,000     The Finish Line, Inc.                              6,405,000
   150,000     K-Swiss Inc.                                       4,368,000
   610,000     The Men's Wearhouse, Inc.*<F1>                    19,495,600
   631,500     Talbots, Inc.                                     17,195,745
                                                             --------------
                                                                 56,733,610

               BUILDING RELATED - 4.6%
   769,000     Centex Corp.                                      45,817,020
   192,600     Chicago Bridge & Iron Co. N.V.-NYS                 7,704,000
   300,000     Interline Brands, Inc.*<F1>                        5,277,000
   484,300     KB Home, Inc.                                     50,560,920
   500,300     Martin Marietta Materials, Inc.                   26,846,098
   555,000     Standard Pacific Corp.                            35,597,700
                                                             --------------
                                                                171,802,738

               BUSINESS/COMMUNICATION SERVICES - 4.1%
   225,000     Anteon International Corp.*<F1>                    9,418,500
   525,000     Armor Holdings, Inc.*<F1>                         24,685,500
   250,000     CB Richard Ellis Group, Inc.*<F1>                  8,387,500
    50,000     Digitas Inc.*<F1>                                    477,500
 1,886,700     R. R. Donnelley & Sons Co.                        66,581,643
   350,000     Fiserv, Inc.*<F1>                                 14,066,500
   182,800     Global Payments Inc.                              10,701,112
   250,000     Laureate Education Inc.*<F1>                      11,022,500
   309,100     Navigant Consulting, Inc.*<F1>                     8,222,060
    25,000     Source Interlink Companies, Inc.*<F1>                332,000
                                                             --------------
                                                                153,894,815

               COMMUNICATIONS EQUIPMENT/SERVICES - 7.4%
 1,275,000     Andrew Corp.*<F1>                                 17,378,250
 7,200,000     Avaya Inc.*<F1>                                  123,840,000
 7,600,000     Corning Inc.*<F1>                                 89,452,000
 8,277,700     Lucent Technologies Inc.*<F1>                     31,124,152
   550,000     Polycom, Inc.*<F1>                                12,826,000
                                                             --------------
                                                                274,620,402

               COMPUTER/ELECTRONICS - 1.9%
   162,200     AMETEK, Inc.                                       5,785,674
    75,000     Avid Technology, Inc.*<F1>                         4,631,250
   350,000     Avnet, Inc.*<F1>                                   6,384,000
   450,000     Celestica Inc.*<F1>                                6,349,500
 1,445,000     Emulex Corp.*<F1>                                 24,333,800
   221,000     Rockwell Automation Inc.                          10,950,550
   400,000     Thomas & Betts Corp.                              12,300,000
                                                             --------------
                                                                 70,734,774

               ENERGY - 2.6%
   887,300     Arch Coal, Inc.                                   31,534,642
 1,268,300     CONSOL Energy Inc.                                52,063,715
   413,422     Headwaters Inc.*<F1>                              11,782,527
                                                             --------------
                                                                 95,380,884

               FINANCIAL - 6.1%
 4,348,300     E*TRADE Financial Corp.*<F1>                      65,007,085
   145,300     Investors Financial Services Corp.                 7,262,094
 5,375,000     MBNA Corp.                                       151,521,250
   111,600     Silicon Valley Bancshares*<F1>                     5,001,912
                                                             --------------
                                                                228,792,341

               FOOD/RESTAURANTS - 3.3%
   924,900     Darden Restaurants, Inc.                          25,656,726
 3,001,500     McDonald's Corp.                                  96,228,090
                                                             --------------
                                                                121,884,816

               INSURANCE - 5.0%
 2,461,600     Allstate Corp.                                   127,313,952
 1,272,700     ChoicePoint Inc.*<F1>                             58,531,473
                                                             --------------
                                                                185,845,425

               LEISURE & ENTERTAINMENT - 1.5%
   400,000     Nautilus Group, Inc.                               9,668,000
   825,000     Starwood Hotels & Resorts Worldwide, Inc.         48,180,000
                                                             --------------
                                                                 57,848,000

               MACHINERY - 8.5%
   150,000     Bucyrus International, Inc.                        6,096,000
 1,190,000     Danaher Corp.                                     68,317,900
 1,805,000     Ingersoll-Rand Co.                               144,941,500
   100,000     NS Group, Inc.*<F1>                                2,780,000
 1,700,000     Pentair, Inc.                                     74,052,000
   100,000     Roper Industries, Inc.                             6,077,000
   330,500     The Timken Co.                                     8,599,610
   175,000     Wabash National Corp.*<F1>                         4,712,750
                                                             --------------
                                                                315,576,760

               MEDICAL/DENTAL PRODUCTS & SERVICES - 6.1%
 1,133,200     Covance Inc.*<F1>                                 43,911,500
 1,550,000     Fisher Scientific International Inc.*<F1>         96,689,000
   825,000     PerkinElmer, Inc.                                 18,554,250
   315,900     Serologicals Corp.*<F1>                            6,987,708
 1,975,000     Thermo Electron Corp.*<F1>                        59,625,250
                                                             --------------
                                                                225,767,708

               MISCELLANEOUS MANUFACTURING - 6.2%
   100,000     Cleveland-Cliffs Inc.                             10,386,000
   168,000     IPSCO, Inc.                                        8,030,400
   500,000     Maverick Tube Corp.*<F1>                          15,150,000
 5,474,400     Tyco International Ltd.                          195,655,056
                                                             --------------
                                                                229,221,456

               OIL/GAS EXPLORATION - 2.8%
 6,304,500     Chesapeake Energy Corp.                          104,024,250
   150,000     KCS Energy, Inc.*<F1>                              2,217,000
                                                             --------------
                                                                106,241,250

               OIL/GAS SERVICES - 8.2%
   124,200     Cal Dive International, Inc.*<F1>                  5,061,150
   125,000     Core Laboratories N.V.*<F1>                        2,918,750
   214,400     Grant Prideco, Inc.*<F1>                           4,298,720
   371,800     Halliburton Co.                                   14,589,432
 1,350,000     Input/Output, Inc.*<F1>                           11,934,000
 1,065,600     Nabors Industries, Ltd.*<F1>                      54,654,624
 2,270,000     National-Oilwell, Inc.*<F1>                       80,108,300
   200,000     Superior Energy Services, Inc.*<F1>                3,082,000
    85,000     Todco*<F1>                                         1,565,700
 2,450,000     Weatherford International Ltd.*<F1>              125,685,000
                                                             --------------
                                                                303,897,676

               PHARMACEUTICALS - 2.7%
   250,000     Affymetrix, Inc.*<F1>                              9,137,500
    22,000     Medicines Co.*<F1>                                   633,600
 3,100,000     Teva Pharmaceutical Industries Ltd. SP-ADR        92,566,000
                                                             --------------
                                                                102,337,100

               RAW & INTERMEDIATE MATERIALS - 12.5%
   750,000     AK Steel Holding Corp.*<F1>                       10,852,500
 5,200,000     Companhia Vale do Rio Doce ADR                   150,852,000
   250,000     Oregon Steel Mills, Inc.*<F1>                      5,072,500
 1,400,000     Phelps Dodge Corp.                               138,488,000
 3,132,600     United States Steel Corp.                        160,545,750
                                                             --------------
                                                                465,810,750

               SEMICONDUCTOR RELATED - 0.4%
 1,442,400     RF Micro Devices, Inc.*<F1>                        9,866,016
   600,000     Skyworks Solutions, Inc.*<F1>                      5,658,000
                                                             --------------
                                                                 15,524,016

               SOFTWARE - 0.3%
    49,578     Computer Associates International, Inc.            1,539,893
   425,000     Parametric Technology Corp.*<F1>                   2,503,250
    37,000     SERENA Software, Inc.*<F1>                           800,680
   275,000     Sybase, Inc.*<F1>                                  5,486,250
   100,000     ValueClick, Inc.*<F1>                              1,333,000
                                                             --------------
                                                                 11,663,073

               SPECIALTY RETAILING - 4.7%
   562,700     Dick's Sporting Goods, Inc.*<F1>                  19,778,905
 1,095,000     Dollar Tree Stores, Inc.*<F1>                     31,404,600
 1,289,900     Hughes Supply, Inc.                               41,728,265
 1,514,400     Michaels Stores, Inc.                             45,386,568
   322,600     MSC Industrial Direct Co., Inc.                   11,607,148
   168,200     PETsMART, Inc.                                     5,976,146
    99,700     ScanSource, Inc.*<F1>                              6,197,352
   370,000     Yankee Candle Company, Inc.*<F1>                  12,276,600
                                                             --------------
                                                                174,355,584

               TRANSPORTATION RELATED - 8.0%
 1,199,000     Burlington Northern Santa Fe Corp.                56,724,690
   455,200     CP Railway Ltd.                                   15,663,432
   326,200     General Maritime Corp.*<F1>                       13,031,690
   150,000     Old Dominion Freight Line, Inc.*<F1>               5,220,000
   975,000     Ryder System, Inc.                                46,575,750
   375,000     SkyWest, Inc.                                      7,522,500
    85,500     Top Tankers, Inc.                                  1,389,375
   272,100     Tsakos Energy Navigation Ltd.                      9,738,459
 1,200,000     Union Pacific Corp.                               80,700,000
   150,000     Werner Enterprises, Inc.                           3,396,000
 1,052,400     Yellow Roadway Corp.*<F1>                         58,629,204
                                                             --------------
                                                                298,591,100

              MISCELLANEOUS - 0.3%
   220,000     Jarden Corp.*<F1>                                  9,556,800
                                                             --------------
               Total common stocks
                 (Cost $3,147,234,185)                        3,676,081,078


SHORT-TERM INVESTMENTS - 2.6% (A)<F2>

               COMMERCIAL PAPER - 2.6%
$40,000,000    Illinois Tool Works Inc.,
                 due 01/03/05, discount of 2.25%                 39,995,000
 54,500,000    UBS Finance(DE) LLC,
                 due 01/03/05 - 01/04/05,
                 discounts of 2.18% - 2.38%                      54,490,658
                                                             --------------
               Total commercial paper
                 (Cost $94,485,658)                              94,485,658
                                                             --------------

               VARIABLE RATE DEMAND NOTE - 0.0%
  1,238,792    U.S. Bank, N.A., 2.17%                             1,238,792
                                                             --------------
               Total variable rate demand note
                 (Cost $1,238,792)                                1,238,792
                                                             --------------

               Total short-term investments
                 (Cost $95,724,450)                              95,724,450
                                                             --------------
               Total investments
                 (Cost $ 3,242,958,635) - 101.3%              3,771,805,528

               Liabilities, less cash and
                 receivables (1.3%) (A)<F2>                     (49,739,421)
                                                             --------------
               TOTAL NET ASSETS -- 100.0%                    $3,722,066,107
                                                             --------------
                                                             --------------

*<F1>   Non-dividend paying security.

(A)<F2> Percentages for the various classifications relate to net assets.

ADR - American Depository Receipt

N.V. - Netherlands Antilles Limited Liability Corporation

NYS - New York Registered Shares




Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Fund, Inc.
                  ---------------------

     By (Signature and Title)   /s/ William F. D'Alonzo
                                ------------------------------
                                William F. D'Alonzo, President

     Date  February 2, 2005
           ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)   /s/ William F. D'Alonzo
                                ------------------------------
                                William F. D'Alonzo, President

     Date  February 2, 2005
           ----------------

     By (Signature and Title)   /s/ Christopher G. Long
                                ------------------------------
                                Christopher G. Long, Treasurer

     Date  February 2, 2005
           ----------------